Inventories	6 Months Ended
Jun. 30, 2018
Inventories [Abstract]
Inventories
Inventories
The impairment allowance as of June 30, 2018 and June 30, 2017, respectively, amounted to USD 2,073k and USD 4,980k and developed as follows:

	In USD k
	2018	2017
As at January 1,	1,717	4,436
Currency translation	(48)	375
Addition	1,276	2,826
Utilization	(342)	(1,920)
Release	(530)	(737)
As at June 30,	2,073	4,980